FAIR VALUE CHANGES	12 Months Ended
Dec. 31, 2018
Fair Value Measurement [Abstract]
Fair value changes
FAIR VALUE CHANGES
Fair value changes recorded in net income represent gains or losses arising from changes in the fair value of assets and liabilities, including derivative financial instruments, accounted for using the fair value method and are comprised of the following:

FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2018	2017
Investment properties	$1,610	$1,021
Transaction related gains, net of deal costs	1,132	637
Financial contracts	(189)	(868)
Impairments and provisions	(309)	(344)
Other fair value changes	(450)	(25)
	$1,794	$421